Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities	$ 6,934	$ 6,632
Assets and liabilities classified as held for sale [member]
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities		4
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	186	145
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	57
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(18)	(15)
Fair value adjustments recognized in the consolidated statement of comprehensive income	4
Purchases fair value measurement assets	24	49
Disposals fair value measurement assets	(23)	(3)
Reclassification fair value measurement assets	(19)	10
Fair value measurement, carrying value, level 3, at end of period	211	186
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	39	(15)
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	233	251
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	151	12
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(8)
Fair value adjustments recognized in the consolidated statement of comprehensive income	3
Purchases fair value measurement assets	17	28
Disposals fair value measurement assets	(61)	(30)
Reclassification fair value measurement assets	31
Fair value measurement, carrying value, level 3, at end of period	366	233
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	143	12
Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	581	488
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	34	6
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(39)
Fair value adjustments recognized in the consolidated statement of comprehensive income	33	(6)
Purchases fair value measurement assets	123	229
Disposals fair value measurement assets	(109)	(53)
Reclassification fair value measurement assets	(163)	(64)
Fair value measurement, carrying value, level 3, at end of period	460	581
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(5)	6
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	399	396
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	173	35
Fair value adjustments recognized in the consolidated statement of comprehensive income	40
Purchases fair value measurement assets	43
Cash receipts and payments fair value measurement assets	(30)	(32)
Fair value measurement, carrying value, level 3, at end of period	625	399
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	173	35
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(1,036)	(907)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	206	195
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(90)	(89)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(62)
Purchases fair value measurement assets	(123)	(401)
Cash receipts and payments fair value measurement assets	63	3
Reclassification fair value measurement assets	(4)
Fair value measurement, carrying value, level 3, at end of period	(1,046)	(1,036)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	116	106
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(29)	(10)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement		1
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(3)	(48)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(2)
Purchases fair value measurement assets		(5)
Cash receipts and payments fair value measurement assets	11	33
Fair value measurement, carrying value, level 3, at end of period	(23)	(29)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	$ (3)	(47)
Discontinued operations [member] | Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period		(28)
Discontinued operations [member] | Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period		(19)
Discontinued operations [member] | Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period		$ 163